COMMITMENTS AND CONTINGENT LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENT AND CONTINGENT LIABILITIES

NOTE 10 - COMMITMENT AND CONTINGENT LIABILITIES:

a.	Litigation

In December 2012, a former service provider of InspireMD GmbH filed a claim with the Labor Court in Buenos Aires, Argentina in the amount of $193,378 plus interest (6% in dollars or 18.5% in pesos), social benefits, legal expenses and fees (25% of the award) against InspireMD Ltd. and InspireMD GmbH. The Company settled with the plaintiff in the amount of $80,000 plus $20,000 for legal fees, which was approved by the Labor Court and paid by the Company in March 2016.

The Company received written communication from a distributor to provide unspecified compensation for pre-paid goods subject to the voluntary field action. After considering the views of its legal counsel as well as other factors, the Company’s management believes that a loss from any related future proceedings would range from a minimal amount up to 1,075,000 Euros and is reasonably possible.

In November 2015, the Company received written communication from a service provider to remit payment amounting to $1,965,000. Given the preliminary stage, the Company’s management and legal counsel cannot estimate the outcome of any legal proceedings or settlements, however believes that neither a court loss nor settlement are probable.

On April 26, 2016 an alleged finder of the Company filed a suit seeking damages from the Company amounting to $2.2 million in cash and unspecified compensation in equity in connection with certain finders’ fees that he claims are owed to him. The Company’s management, after considering the views of its legal counsel as well as other factors, is of the opinion that a loss to the Company is neither probable nor in an amount or range of loss that is estimable.

b.	Liens and pledges

The Company’s obligations under the Loan (as defined in Note 6) were secured by Israeli security agreements and deposit account control agreements on all of the assets and properties of the Company and InspireMD Ltd., other than the intellectual property of the Company and InspireMD Ltd.

NOTE 9 - COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

1)	On December 13, 2011, the Company entered into a lease agreement for a facility in Israel, which expired in December 2014. The Company had the option, under the agreement, to extend the agreement for two additional two year periods, for a total of four years. The Company extended the agreement for two additional years.

In December 2013, the Company entered into a lease agreement for its facilities in the U.S which expires in February 2018. The Company has the right to terminate the lease agreement effective Febuary 1, 2017 upon 9 months prior written notice, as stipulated in the agreement.

In August 2014, the Company entered into an amendment (the “First Lease Amendment”) to the lease agreement for its facilities in the U.S. Pursuant to the First Lease Amendment, amongst other things, the Company agreed to lease additional space and extend the expiration of the agreement to February 2019.

On November 5, 2015, the Company entered into a second amendment (the “Second Lease Amendment”) to the lease agreement for its facilities in the U.S. See Note 3.

On September 1, 2015 the Company signed a sublease agreement for part of its U.S. facilities. The agreement will terminate on August 31, 2017.

Rent expense included in the consolidated statements of operations totaled approximately $383,000 and $388,000 for the years ended December 31, 2015 and 2014, respectively. The rent expense for the year ended December 31, 2015 excludes $101,000, which is recorded under “Restructuring and impairment” in the consolidated statements of operations. See Note 3.

As of December 31, 2015, the aggregate future minimum lease obligations for office rent under non-cancelable operating lease agreements were as follows:

($ in thousands)
Year Ended December 31:
2016	$320
2017	5
$325

2)	The Company leases its motor vehicles under operating lease agreements. As of December 31, 2015, the aggregate non-cancelable future minimum lease obligations for motor vehicles were approximately $6,000.

b.	License Agreement:

On August 22, 2013, the Company, InspireMD Ltd. and a licensor entered into an amendment to the License Agreement, pursuant to which the Company and the Licensor agreed to amend the royalty fee from 2.9% of all net sales during the term of the agreement to (i) 2% of the first $10.56 million of net sales from July 1, 2013 through June 30, 2015, provided that the Company makes an advance royalty payment of $192,000 on the date of the amendment, (ii) 2.5% of net sales in excess of $10.56 million from July 1, 2013 through June 30, 2015, payable within 45 days of June 30, 2015, and (iii) 2.9% of all net sales beginning on July 1, 2015. The above referenced advance royalty payment has been included in long term prepaid expenses.

During the year ended December 31, 2015 the Company recorded expenses related to the impairment of the royalties buyout asset amounting to $576,000 due to anticipated lower sales of MGuard Prime in the future resulting from industry preferences for drug eluting stents. The expense is recorded under “Restructuring and impairment” in the consolidated statements of operations.

Royalties expenses for the years ended December 31, 2015 and 2014 amounted to approximately $149,000 and $148,000, respectively.

c.	Liens and pledges

1)	The Company’s obligations under the Loan and Security Agreement were secured by the Israeli Security Agreements and the Deposit Account Control Agreements on all of the assets and properties of the Company and InspireMD Ltd., other than the intellectual property of the Company and InspireMD Ltd. See Note 7.

d.	Litigation:

In July 2012, a purported assignee of options in InspireMD Ltd. submitted a statement of claim against the Company, InspireMD Ltd., and the Company’s former CEO and President for a declaratory and enforcement order that it is entitled to options to purchase 8,364 shares of the Company’s common stock at an exercise price of $7.60 per share. In December 2014 the court accepted a motion to dismiss the former CEO and president from the lawsuit. On May 27, 2015 the Company and the assignee of options accepted a settlement agreement pursuant to which the claim was removed and the plaintiff waived his entire claim against the Company, in consideration of the Company's consent to allow him to exercise 5,855 options of the Company's shares of common stock.

In December 2012, a former service provider of InspireMD GmbH filed a claim with the Labor Court in Buenos Aires, Argentina in the amount of $193,378 plus interest (6% in dollars or 18.5% in pesos), social benefits, legal expenses and fees (25% of the award) against InspireMD Ltd. and InspireMD GmbH. The Company's management, after considering the views of its legal counsel as well as other factors, recorded a provision of $250,000 in the financial statements for the quarter ended December 31, 2012. In March 2015, the interest rate made by the Court of Appeal in Argentina was increased retroactively, which resulted in the provision increasing to $340,000. The related expense for the increase of $90,000 was recorded to “General and administrative” within the Consolidated Statements of Operations. The Company settled with the plaintiff in the amount of $80,000 plus $20,000 for legal fees, which was approved by the Labor Court and paid by the Company in March 2016 resulting in the provision decreasing to $100,000. The related decrease in provision amounting to $240,000 was recorded to “General and administrative” within the Consolidated Statements of Operations.

The Company received written communication from a distributor to provide unspecified compensation for pre-paid goods subject to the voluntary field action. After considering the views of its legal counsel as well as other factors, the Company’s management believes that a loss from any related future proceedings would range from a minimal amount up to 1,075,000 Euros and is reasonably possible.

In November 2015, the Company received written communication from a service provider to remit payment amounting to $1,965,000. Given the preliminary stage, the Company’s management and legal counsel cannot estimate the outcome of any legal proceedings or settlements, however believes that neither a court loss nor settlement are probable.